December 22, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:            AlphaMark Investment Trust
File No. 333-152045

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that  (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained  in the most recent amendment to the AlphaMark Investment Trust's registration  statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.

If you need any further assistance, please contact the undersigned at (513) 587-3406.

Very truly yours,

/s/ Wade R. Bridge

Wade R. Bridge
Vice President

Ultimus Fund Solutions, LLC  |  225 Pictoria Drive, Suite 450  |  Cincinnati, OH 45246  |  513.587.3400  |  fax 513.587.3450
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